SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Deferred Tax Assets:
Book Loss	$ (125,400)	$ (435,400)
Related Party Accruals		(453,500)
Other nondeductible expenses	85,100	341,700
Less valuation allowance	40,300	547,200
Net deferred tax provision